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May 3, 2006

                                                                    VIA  EDGAR



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


RE:   USAA Life Insurance Company (USAA Life)
        Separate Account of USAA Life Insurance Company (Registrant) Form N-4 Registration Statement (Registration Statement)
        File No. 33-82268 and No. 811-8670
        CIK No. 0000927820


Dear Sir/Madam:

On April 18, 2006, Registrant electronically filed its most recent amendments to the above-referenced registration statement under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 (collectively, the Amendment).

Pursuant to Rule 497(j) under the 1933 Act, USAA Life, on behalf of Registrant, certifies that the form of prospectus and statement of additional information that Registrant would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Amendment.

Sincerely,

/s/ Mark S. Howard

Mark S. Howard
Senior Vice President and Secretary
USAA Life Insurance Company